AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")
   Supplement to OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II, OVERTURE ENCORE!, OVERTURE BRAVO!, Corporate Benefit VUL, OVERTURE OVATION!, OVERTURE VIVA!,
      OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE Annuity III-Plus,
            OVERTURE ACCLAIM!, OVERTURE ACCENT!, and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2003
                OVERTURE Life SPVUL Prospectus Dated May 1, 2002
                  OVERTURE Annuity Prospectus Dated May 1, 2000
                        Supplement Dated October 31, 2003

As the result of a Policy owner proxy vote October 15, 2003, Calvert Variable Series, Inc. (the "Fund") has obtained approval to permit the Fund to reorganize the Ameritas Emerging Growth, Ameritas Growth With Income, and Ameritas Research Portfolios into the Ameritas Core Strategies Portfolio. As with all Ameritas Portfolios offered through the Fund, the Advisor for the Ameritas Core Strategies Portfolio is Ameritas Investment Corp. ("AIC"). The Subadvisor for the Ameritas Core Strategies Portfolio is Thornburg Investment Management, Inc. ("Thornburg").

Effective November 1, 2003, the AVLIC Prospectuses listed above are amended by removing all references to the Ameritas Emerging Growth, Ameritas Growth With Income, and Ameritas Research Portfolios and replacing them with Ameritas Core Strategies Portfolio ("Portfolio"). Specific information for the Portfolio follows:

Portfolio Fees and Expenses.

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
AMERITAS PORTFOLIOS (subadvisor) (*)
----------------------------------------------------------------------------------------------------------------------
o   Ameritas Core Strategies                  0.80%       -        0.55%      1.35%       0.40%          0.95%
    (Thornburg)
----------------------------------------------------------------------------------------------------------------------

* The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2003, as reflected above.

Investment Objectives and Principal Investment Strategies. The Ameritas Core Strategies Portfolio seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, nonfundamental goal of the Portfolio is to seek some current income. Under normal market conditions, the Portfolio expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities, which in the opinion of the Subadvisor offer prospects for meeting the Portfolio's investment goals.

Annuity Performance (reported in Statements of Additional Information): Average annual return percentages for AVLIC variable annuities are listed below. Although the Ameritas Core Strategies Portfolio was declared effective September 5, 2003, for performance reporting only, November 1, 1999 (the date the Portfolio's "accounting predecessor" portfolio, Ameritas Emerging Growth, was added to the Fund) is considered its inception date.

-------------------------------------------------------------------------------------------------------------------
                                                                                              Ten Year or, if less
                                                          One Year            Five Year          Since Inception
Standardized Performance as of September 5, 2003      Surrender Policy    Surrender Policy      Surrender Policy
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Overture Annuity, Annuity II and Annuity III                 11.63                N/A               -24.11
-------------------------------------------------------------------------------------------------------------------
Overture Annuity III-Plus                                    12.45                N/A               -22.40
-------------------------------------------------------------------------------------------------------------------
Overture Acclaim                                             18.45                N/A               -19.58
-------------------------------------------------------------------------------------------------------------------
Overture Accent                                              13.20                N/A               -18.24
-------------------------------------------------------------------------------------------------------------------
Overture Medley                                              15.26                N/A               -15.08
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Non-Standardized Performance as of September 5, 2003   Continue Policy     Continue Policy     Continue Policy
-------------------------------------------------------------------------------------------------------------------
Overture Annuity, Annuity II and Annuity III                 22.63                N/A               -12.59
-------------------------------------------------------------------------------------------------------------------
Overture Annuity III-Plus                                    22.45                N/A               -12.72
-------------------------------------------------------------------------------------------------------------------
Overture Acclaim                                             22.45                N/A               -12.72
-------------------------------------------------------------------------------------------------------------------
Overture Accent                                              23.00                N/A               -12.32
-------------------------------------------------------------------------------------------------------------------
Overture Medley                                              23.22                N/A               -12.08
-------------------------------------------------------------------------------------------------------------------

All other Policy provisions remain as stated in the Policy and prospectus. Please see the Ameritas Core Strategies Prospectus for more information about the Portfolio.

Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company. If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.